NEWBUILDINGS	12 Months Ended
Dec. 31, 2013
Newbuildings [Abstract]
Newbuildings
13. NEWBUILDINGS

The carrying value of newbuildings relates to the four Capesize dry bulk vessels, which the Company has under construction and represents the accumulated costs which the Company has paid by way of purchase installments and other capitalized expenditures together with capitalized interest. Movements in the year ended December 31, 2013 maybe summarized as follows:

(in thousands of $)
Balance at December 31, 2012	—
Installments and newbuilding supervision fees paid	26,298
Interest capitalized	408
Balance at December 31, 2013	26,706